WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.9%
	ARGENTINA — 4.8%
15,328	MercadoLibre, Inc.*	$17,238,175
	AUSTRALIA — 1.4%
26,705	CSL Ltd.	5,194,114
	CANADA — 10.7%
82,631	Canadian National Railway Co.	8,080,486
33,005	Lululemon Athletica, Inc.*	10,746,098
19,396	Shopify, Inc.*	19,861,504
		38,688,088
	CHINA — 3.4%
178,900	Tencent Holdings Ltd.	12,272,222
	FRANCE — 2.1%
43,275	Pernod Ricard S.A.	7,437,081
	HONG KONG — 1.9%
772,400	AIA Group Ltd.	6,964,685
	INDIA — 2.0%
152,864	HDFC Bank Ltd. - ADR*	7,146,392
	ITALY — 1.9%
38,015	Ferrari N.V.	6,797,896
	JAPAN — 2.1%
17,910	Keyence Corp.	7,552,415
	NETHERLANDS — 0.1%
311	Adyen N.V.*,1	519,127
	SWEDEN — 2.1%
166,974	Atlas Copco A.B. - A Shares	7,412,223
	SWITZERLAND — 1.6%
93,845	Alcon, Inc.*	5,671,620
7,673	Mettler-Toledo International, Inc.*	7,174,255
		5,671,620

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.7%
167,393	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$13,205,634
	UNITED STATES — 56.1%
67,774	Amphenol Corp. - Class A	7,167,778
29,275	ANSYS, Inc.*	9,092,815
157,831	Boston Scientific Corp.*	6,087,542
74,835	Church & Dwight Co., Inc.	7,208,855
18,174	Cooper Cos., Inc.	5,141,970
21,713	Costco Wholesale Corp.	7,068,233
56,139	Crown Castle International Corp. - REIT	9,358,371
44,853	Ecolab, Inc.	8,391,099
17,335	Fair Isaac Corp.*	7,613,359
82,333	First Republic Bank	9,260,816
156,785	Graco, Inc.	8,347,233
69,365	HEICO Corp. - Class A	5,309,891
21,710	IDEXX Laboratories, Inc.*	8,635,152
21,295	Illumina, Inc.*	8,138,097
58,395	Intercontinental Exchange, Inc.	5,651,468
20,755	MSCI, Inc.	7,803,465
16,115	ServiceNow, Inc.*	7,077,708
10,925	Sherwin-Williams Co.	7,078,526
68,760	Stryker Corp.	13,291,308
22,615	Thermo Fisher Scientific, Inc.	9,361,479
42,172	Verisk Analytics, Inc.	7,958,278
64,307	Visa, Inc. - Class A	12,244,053
66,595	West Pharmaceutical Services, Inc.	17,905,398
		202,367,149
	TOTAL COMMON STOCKS
	(Cost $256,007,927)	338,466,821

Principal Amount
	SHORT-TERM INVESTMENTS — 6.1%
$21,892,538	UMB Money Market II Special, 0.01%[2]	21,892,538
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,892,538)	21,892,538
	TOTAL INVESTMENTS — 100.0%
	(Cost $277,900,465)	360,359,359
	Other Assets in Excess of Liabilities — 0.0%	124,836
	TOTAL NET ASSETS — 100.0%	$360,484,195

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $519,127, which represents 0.14% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.